FGIC PUBLIC TRUST-Trademark-               FGIC PUBLIC TRUST-Trademark-
-----------------------------              -----------------------------
A Family of Funds Created for              A Family of Funds Created for
Municipalities                             Municipalities

THESE FUNDS ARE NOT INSURED BY FGIC,       THESE FUNDS ARE NOT INSURED BY FGIC,
THE FDIC, OR ANY OTHER INSURER.            THE FDIC, OR ANY OTHER INSURER.


FGIC Public Trust
370 17th Street                            SEMI-ANNUAL REPORT
Suite 2700
Denver, Colorado  80202                    OCTOBER 31, 1996
1-800-298-FGIC (3442)

INVESTMENT ADVISOR
FGIC Advisors, Inc.
115 Broadway                               U.S. TREASURY
New York, New York  10006                  MONEY MARKET FUND

                                           U.S. GOVERNMENT
                                           MONEY MARKET FUND




                                                                  --------------
                                                                  A Family

                                                                  of Funds

                                                                  Created for
ALPS MUTUAL FUNDS SERVICES
--------------------------
SPONSOR AND DISTRIBUTOR                                           Municipalities
                                                                  --------------

LETTER FROM THE CHAIRMAN -------------------------------------------------------


Dear Shareholder:

     The FGIC Public Trust Funds have secured their position as the alternative investment option of choice for municipalities and governmental entities.

     In the wake of the collapse of the Orange County investment pool, state and local government subdivisions are beginning to re-examine their investment policies and are beginning to ask the important question: How safe are unregistered investment pools? We believe that the final analysis will show that investment choices such as FGIC Public Trust are well suited for the municipal investor.

     We are committed to making the Funds as easy to use and as appealing to our shareholders as possible. If you would like to call us at 1-800-298-FGIC(3442) or write us at 370 17th Street, Suite 2700, Denver, Colorado 80202, we would welcome your input about how the Funds can work better for you.

As always, thank you for your continued participation in the FGIC Public Trust Funds.


Sincerely,



/s/ Ann C. Stern

Ann C. Stern
Chairman



------------------------------------------------------------------------------ 1

MANAGER'S FUND UPDATE ----------------------------------------------------------


U.S. TREASURY MONEY MARKET FUND

     The U.S. Treasury Money Market Fund seeks current income and stability of principal by investing in U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury and repurchase agreements collateralized 102% with direct Treasury obligations. The Government guarantee supporting the Fund's investments applies only to the payment of principal and interest of the Fund's underlying portfolio securities. It does not guarantee the value of the Fund's shares nor does it guarantee against adverse price movements brought about by an increase in prevailing interest rates. The Fund strives to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity. It seeks to maintain a stable net asset value of $1.00 per share although there can be no assurance of this. The Fund's 7-day effective yield was 5.15% and the 7-day SEC yield was 5.03% as of October 31, 1996.

     The Federal Reserve Board initiated its last change in monetary policy by lowering the key Federal Funds rate to 5.25% from 5.50% on January 31st of this year. The current shape of the yield curve, substantially "flat" on the shorter end, suggests a market expectation of potential further cuts in this key administered rate. The Fund's Manager has adjusted the maturity range of the Fund to take advantage of relatively high short-term interest rates while maintaining a substantial degree of liquidity. We do not see any short-term rewards in extending portfolio maturities at this time, preferring to wait for more opportune situations for maturity extensions. Clearly, the current shape of the short-term yield curve is providing minimal rewards for such extensions.


U.S. TREASURY MONEY MARKET FUND
SECTOR PROFILE
as of October 31, 1996

[PIE CHART]                                  Repurchase
                                             Agreements
                                                100%

2 ------------------------------------------------------------------------------

MANAGER'S FUND UPDATE ----------------------------------------------------------


U.S. GOVERNMENT MONEY MARKET FUND

     In response to the changing needs of our shareholders, FGIC Advisors requested that the FGIC Public Trust Funds' Board of Trustees consider the conversion of the Short-Term U.S. Government Income Fund to the U.S. Government Money Market Fund. There were a number of considerations that formed the foundation for this proposal. Our shareholders voiced a need for a higher-yielding investment vehicle in the maturity range of a money market fund. We were pleased to be able to respond to our shareholders' needs with the U.S. Government Money Market Fund, which incorporates lower expenses, more competitive yields and a broader investment policy, while still providing a high-degree of liquidity and credit quality. The conversion was approved and completed in July of this years.

     The U.S. Government Money Market Fund invests exclusively in obligations issued or guaranteed as to principal and interest by the U.S. Government or by any of its agencies or instrumentalities and repurchase agreements collateralized 102% by these obligations. The Government guarantee applies only to the payment of principal and interest of the Fund's underlying portfolio securities. It does not guarantee the value of the Fund's shares nor does it guarantee against adverse price movements brought about by an increase in prevailing interest rates. The Fund strives to provide investors with as high a level of current income as is consistent with the preservation of capital and liquidity. It seeks to maintain a stable net asset value of $1.00 per share although there can be no assurance of this. The Fund's 7-day effective yield was 5.28% and the 7-day SEC yield was 5.14% as of October 31, 1996.


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR EACH PORTFOLIO OF THE TRUST, WHICH CONTAINS INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE FUNDS AS WELL AS OTHER PERTINENT INFORMATION.


U.S. GOVERNMENT MONEY MARKET FUND
SECTOR PROFILE
as of October 31, 1996

[PIE CHART]                             Government
                                          Agency
                                            28%

Repurchase
Agreements
   72%

------------------------------------------------------------------------------ 3

MANAGEMENT OF THE FUNDS --------------------------------------------------------


The property, affairs and business of the Funds are managed by the Board of Trustees. The Trustees elect officers who are charged with responsibility for the day-to-day operations of the Funds and the execution of policies formulated by the Trustees. The Trustees and their affiliations are as follows:

ANN C. STERN - Trustee and Chairman. Ms. Stern is Chairman and Chief Executive Officer of FGIC. Ms. Stern was named CEO of FGIC in January 1992 and was elected to Chairman in October 1993. Prior to her appointment, Ms. Stern was Managing Director and General Counsel of FGIC. Ms. Stern is also a member of the Executive Committee and Structured Finance Underwriting Committee. Prior to joining FGIC, Ms. Stern was an Associate and a Partner at two New York City law firms specializing in municipal bonds. She is a member of several organizations including the Board of Advisors of the Association of Financial Guaranty Insurers, the American Bar Association, the Arts and Culture Committee of the GE Foundation and a member of the Board of Advisors of The Public's Capital, a quarterly journal on infrastructure. Because of her affiliation with FGIC, Ms. Stern is considered an "interested" Trustee of FGIC Public Trust.

W. ROBERT ALEXANDER - Trustee and President. Mr. Alexander is the Chief Executive Officer of ALPS Mutual Funds Services, Inc. which provides administration and distribution services for proprietary mutual fund complexes. Prior to co-founding ALPS, Mr. Alexander was Vice Chairman of First Interstate Bank of Denver, responsible for Trust, Private Banking, Retail Banking, Cash Management Services and Marketing. Mr. Alexander is a member of the Board of Trustees of the Colorado Trust, Colorado's largest foundation, as well as a Trustee of the Hunter and Hughs Trusts. Because of his affiliation with ALPS, Mr. Alexander is considered an "interested" Trustee of FGIC Public Trust.

BEVERLY S. BUNCH - Trustee. Ms. Bunch is Assistant Professor at the LBJ School of Public Affairs, University of Texas at San Antonio. Ms. Bunch teaches graduate courses in public financial management, economics, and quantitative methods. Ms. Bunch also conducts research in environmental finance and municipal debt. Prior to her current position, Ms. Bunch was Assistant to the Executive Director of the Texas Bond Review Board. In that capacity, Ms. Bunch analyzed proposed state debt issues, briefed board representatives and made recommendations to state budget officials on capital planning and budgeting. Ms. Bunch has held several academic positions and has taught courses in public finance and related subjects. Ms. Bunch also acted as Budget Analyst for the City of San Antonio where she analyzed and monitored a $64 million budget for four city departments.


4 ------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS (CONTINUED) --------------------------------------------



WILLIAM J. COCHRAN - Trustee. Mr. Cochran served as Director of Finance and Chief Financial Officer of the City of Hartford, Connecticut from 1987 to 1993. As Director of Finance, Mr. Cochran had full Charter responsibility for the fiscal affairs of a major urban government comprised of 6,000 employees, assets of over $1 billion and an overall operating budget of $500 million. During Mr. Cochran's tenure with Hartford, the city was awarded the Certificate of Achievement for Excellence in Financial Reporting and the Distinguished Budget Presentation Award by the Government Finance Officers Association ("GFOA") for many years. Prior to his tenure as Director of Finance and Chief Financial Officer, Mr. Cochran was the Executive Director of the Hartford Development Commission from October, 1981. Mr. Cochran has served on the Executive Board of the GFOA and served on its Debt and Fiscal Policy Committee. Mr. Cochran is also a member of the Connecticut Government Finance Officers Association and is a Founder and Trustee of the Hartford Partnership for Scholarships.

MAYNARD H. JACKSON, JR. - Trustee. Mr. Jackson served three terms as the mayor of Atlanta, completing his last term in January of 1994. During his tenure as mayor, Rand McNally named Atlanta as the best major city in which to live and work in the United States. Mr. Jackson recently returned to the private sector as Chairman of the Board of Jackson Securities. Mr. Jackson has also held positions on several civic related boards including Chairman of the U.S. Local Government Energy Policy Advisory Committee, founding Chairman of the Rebuild America Coalition and founding Chairman of the Atlanta Economic Development Authority of Atlanta. Mr. Jackson was also a key component of Atlanta's successful bid for the 1996 Summer Olympics. A member of Phi Beta Kappa and a trustee of Morehouse College, Mr. Jackson is the recipient of numerous honorary degrees, citations and awards for civic, humanitarian, academic and business achievements.

Detailed information about the Trustees and their affiliations may be found in the Statement of Additional Information under Management of the Fund.



------------------------------------------------------------------------------ 5

MANAGEMENT OF THE FUNDS --------------------------------------------------------


FGIC PUBLIC TRUST OFFICERS AND TRUSTEES

Ann C. Stern,
  Trustee and Chairman
W. Robert Alexander,
  Trustee and President
Beverly S. Bunch,
  Trustee
William J. Cochran,
  Trustee
Maynard H. Jackson, Jr.,
  Trustee
James E. McCullough,
  Vice President
William Paston,
  Vice President and Treasurer
Steve Howard,
  Secretary



6 ------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)

ASSETS
Investments, at amortized cost (which approximates market value)
- see accompanying statement                                             $265,972,585
Organizational costs, net of accumulated amortization                         174,993
Receivable from investment advisor                                            163,744
Other                                                                          16,160
-------------------------------------------------------------------------------------

   Total Assets                                                           266,327,482
-------------------------------------------------------------------------------------


LIABILITIES
Dividends payable                                                           1,118,060
Accrued expenses                                                               69,006
-------------------------------------------------------------------------------------

   Total Liabilities                                                        1,187,066
-------------------------------------------------------------------------------------

NET ASSETS                                                               $265,140,416
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS

Paid-in capital                                                          $265,174,233
Accumulated net realized loss                                                 (33,817)
-------------------------------------------------------------------------------------

NET ASSETS                                                               $265,140,416
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Shares of beneficial interest outstanding                                 265,174,233
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Net asset value and redemption value per share                                  $1.00
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

See notes to financial statements.



------------------------------------------------------------------------------ 7

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1996  (UNAUDITED)

Face Value                                                        Market Value(1)   Collateral Value
----------                                                        ----------------------------------

                 REPURCHASE AGREEMENTS
                 COLLATERALIZED BY U.S. GOVERNMENT
                 OBLIGATIONS 100.31%
----------------------------------------------------------------------------------------------------
$11,600,000      Repurchase agreement with BA Securities Inc.,
                 5.52%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Note, 6.875%
                 due 2/28/97                                         $11,601,779         $11,843,215

 11,600,000      Repurchase agreement with Barclay's BZW
                 Securities Inc., 5.54%, dated 10/31/96 and
                 maturing 11/1/96, collateralized by U.S.
                 Treasury Note, 6.125%, due 9/30/00                   11,601,785          11,832,147

 11,600,000      Repurchase agreement with Chase Securities Inc.,
                 5.53%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Note, 5.875% due
                 10/31/98                                             11,601,782          11,832,203

 11,600,000      Repurchase agreement with Dean Witter Corp.,
                 5.53%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Notes, 6.50%
                 due 8/15/97, 7.125% due 10/15/98, 5.875%
                 due 3/31/99, 7.25% due 8/15/04, U.S. Treasury
                 Bill due 11/7/96                                     11,601,782          11,832,995

 11,600,000      Repurchase agreement with First Chicago Capital
                 Markets, 5.50%, dated 10/31/96 and maturing
                 11/1/96, collateralized by U.S. Treasury Bond,
                 6.75% due 8/15/26, U.S. Treasury Notes, 5.25%
                 due 12/31/97, 7.875% due 4/15/98, 5.875% due
                 10/31/98, 6.375% due 1/15/99, 5.875% due
                 3/31/99, 6.00% due 8/15/99, 7.125% due 9/30/99       11,601,772          11,834,728

 11,600,000      Repurchase agreement with Goldman Sachs,
                 5.45%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Bond, 11.625%
                 due 11/15/04, U.S. Treasury Note, 6.75% due
                 5/31/99                                              11,601,756          11,832,510

8 ------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)(CONTINUED)


Face Value                                                        Market Value(1)   Collateral Value
----------                                                        ----------------------------------
                 REPURCHASE AGREEMENTS
                 COLLATERALIZED BY U.S. GOVERNMENT
                 OBLIGATIONS (continued)
----------------------------------------------------------------------------------------------------
$42,800,000      Repurchase agreement with Harris Nesbitt,
                 5.53%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Note, 6.00%
                 due 5/31/98                                         $42,806,575         $43,669,434

 11,600,000      Repurchase agreement with Lehman Brothers Inc.,
                 5.60%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Note, 6.125% due
                 8/31/98                                              11,601,804          11,832,060

 11,600,000      Repurchase agreement with Merrill Lynch Inc.,
                 5.40%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Note, 6.125% due
                 5/31/97                                              11,601,740          11,842,724

 52,731,806      Repurchase agreement with Morgan Stanley Inc.,
                 5.53%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Note, 5.375% due
                 11/30/97                                             52,739,906          53,788,291

 11,600,000      Repurchase agreement with Sanwa Securities Inc.,
                 5.53%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Notes, 7.25% due
                 11/15/96, 6.125% due 8/31/98, 6.50% due 5/31/01,
                 5.625% due 2/15/06                                   11,601,782          11,832,111

 11,600,000      Repurchase agreement with Smith Barney Shearson
                 Inc., 5.48%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Note, 6.50% due
                 5/15/05                                              11,601,766          11,832,591

 11,600,000      Repurchase agreement with State Street Bank Corp.,
                 5.53%, dated 10/31/96 and maturing 11/01/96,
                 collateralized by U.S. Treasury Bond, 10.75% due
                 8/15/05                                              11,601,782          12,028,160

------------------------------------------------------------------------------ 9

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)(CONTINUED)


Face Value                                                        Market Value(1)   Collateral Value
----------                                                        ----------------------------------
                 REPURCHASE AGREEMENTS
                 COLLATERALIZED BY U.S. GOVERNMENT
                 OBLIGATIONS (continued)
----------------------------------------------------------------------------------------------------
$42,800,000      Repurchase agreement with UBS Securities Inc.,
                 5.53%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Bills, due 1/2/97,
                 1/9/97, 1/16/97, 1/23/97, 1/30/97, 2/6/97           $42,806,574         $43,658,716

TOTAL REPURCHASE AGREEMENTS
 (Cost $265,972,585)                                                 265,972,585         271,491,885
                                                                 -----------------------------------

TOTAL INVESTMENTS
 (Cost $265,972,585)                            100.31%              265,972,585

Liabilities in Excess of Other Assets            (0.31)%                (832,169)
                                                --------------------------------

NET ASSETS                                      100.00%             $265,140,416
                                                --------------------------------
                                                --------------------------------


(1) See note 1 to financial statements.


10 -----------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                          $8,481,605
-------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 3)                                              480,955
Administration services * (Note 3)                                            378,081
Legal                                                                          54,703
Audit                                                                           1,565
Amortization of organization costs                                             34,237
Insurance                                                                      13,756
Registration                                                                   74,419
Other                                                                           2,017
-------------------------------------------------------------------------------------

Total Expenses                                                              1,039,733
-------------------------------------------------------------------------------------

Expenses waived by investment advisor                                        (480,955)
Expenses reimbursed by investment advisor                                     (77,823)
-------------------------------------------------------------------------------------

Net Expenses                                                                  480,955
-------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                      $8,000,650
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $8,000,650
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------


*Administration services include: fund accounting, daily pricing, licensing and registration, shareholder services, transfer agency, custody, fund ratings, training and printing.

See notes to financial statements.


----------------------------------------------------------------------------- 11

U.S. TREASURY MONEY MARKET FUND ------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 For the Six                     For the
                                                                Months Ended                   Year Ended
                                                        October 31, 1996 (Unaudited)         April 30, 1996
                                                        ---------------------------------------------------
OPERATIONS

Net investment income                                            $8,000,650                   $13,297,094
Net realized gain on investments                                          0                         8,676
-----------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations              8,000,650                    13,305,770

Dividends to shareholders from net investment income             (8,000,650)                  (13,297,094)
-----------------------------------------------------------------------------------------------------------

Change in net assets from operations                                      0                         8,676
-----------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS

Shares sold                                                     632,161,534                 1,141,004,290
Dividends reinvested                                              7,429,498                     9,807,519
-----------------------------------------------------------------------------------------------------------

                                                                639,591,032                 1,150,811,809
Shares redeemed                                                (690,814,383)                 (943,512,019)
-----------------------------------------------------------------------------------------------------------

Change in net assets derived from beneficial interest
transactions                                                    (51,223,351)                  207,299,790
-----------------------------------------------------------------------------------------------------------

NET (DECREASE) INCREASE IN NET ASSETS                           (51,223,351)                  207,308,466

NET ASSETS:
Beginning of period                                             316,363,767                   109,055,301
-----------------------------------------------------------------------------------------------------------

End of period                                                  $265,140,416                  $316,363,767
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

See notes to financial statements.


12 -----------------------------------------------------------------------------

U.S. TEASURY MONEY MARKET FUND -------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated:


                                                                 For the Six                     For the
                                                                Months Ended                   Year Ended
                                                        October 31, 1996 (Unaudited)         April 30, 1996
                                                        ---------------------------------------------------
Net asset value - beginning of period                                 $1.00                         $1.00
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                  0.03                          0.05
-----------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                  (0.03)                        (0.05)
-----------------------------------------------------------------------------------------------------------

Net asset value - end of period                                       $1.00                         $1.00
-----------------------------------------------------------------------------------------------------------

Total return                                                           2.54%                         5.44%
-----------------------------------------------------------------------------------------------------------


RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                    $265,140                      $316,364
-----------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                                0.30%(1)                      0.30%
-----------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets                   4.99%(1)                      5.36%
-----------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets without fee
  waivers                                                              0.65%(1)                      0.71%
-----------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets
  without fee waivers                                                  4.64%(1)                      4.95%
-----------------------------------------------------------------------------------------------------------


(1) Annualized

See notes to financial statements.


----------------------------------------------------------------------------- 13

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996 (UNAUDITED)

ASSETS
Investments, at amortized cost (which approximates market value)
- see accompanying statement                                              $73,552,714
Interest receivable                                                            59,121
Organizational costs, net of accumulated amortization                           8,866
Other                                                                          10,776
-------------------------------------------------------------------------------------

   Total Assets                                                            73,631,477
-------------------------------------------------------------------------------------



LIABILITIES
Dividends payable                                                             287,009
Advisory fees payable                                                          46,414
Accrued expenses                                                               37,812
-------------------------------------------------------------------------------------

   Total Liabilities                                                          371,235
-------------------------------------------------------------------------------------


NET ASSETS                                                                $73,260,242
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------


COMPOSITION OF NET ASSETS
Paid-in capital                                                           $73,421,987
Accumulated net realized loss                                                (161,745)
-------------------------------------------------------------------------------------

NET ASSETS                                                                $73,260,242
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Shares of beneficial interest outstanding                                  73,270,670
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Net asset value and redemption value per share                                  $1.00
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------


See notes to financial statements.


14 -----------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)

Face Value                                                        Market Value(1)
----------                                                        ---------------

                 U.S. GOVERNMENT OBLIGATIONS 28.54%
----------------------------------------------------------------------------------------------------
$1,000,000       Federal Home Loan Bank
                 5.705%, 5/1/97                                       $1,000,000

10,000,000       Federal Home Loan Mortgage Corp.
                 5.27%, 1/2/97                                         9,908,825

10,000,000       Federal National Mortgage Association
                 5.245%*, 11/1/96                                      9,996,701
                                                                  --------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Cost $20,905,526)                                                   20,905,526
                                                                  --------------


                                                                                    Collateral Value
                                                                                    ----------------

                 REPURCHASE AGREEMENTS
                 COLLATERALIZED BY U.S.
                 GOVERNMENT OBLIGATIONS 71.86%
----------------------------------------------------------------------------------------------------
 2,500,000       Repurchase agreement with BA Securities
                 Inc., 5.52%, dated 10/31/96 and maturing
                 11/1/96, collateralized by U.S. Treasury
                 Note, 6.875% due 2/28/97                              2,500,383          $2,612,623

 2,500,000       Repurchase agreement with Barclay's BZW
                 Securities Inc., 5.54%, dated 10/31/96 and
                 maturing 11/1/96, collateralized by U.S.
                 Treasury Note, 6.125% due 9/30/00                     2,500,385           2,550,431

 2,500,000       Repurchase agreement with Chase Securities
                 Inc., 5.53%, dated 10/31/96 and maturing
                 11/1/96, collateralized by U.S. Treasury Note,
                 5.875% due 10/31/98                                   2,500,384           2,554,794

 2,500,000       Repurchase agreement with Dean Witter Corp.,
                 5.53%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Bonds, 7.25%
                 due 5/15/16 and 7.625% due 2/15/25                    2,500,384           2,551,030

----------------------------------------------------------------------------- 15

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)(CONTINUED)


Face Value                                                        Market Value(1)   Collateral Value
----------                                                   ----------------------------------

                 REPURCHASE AGREEMENTS
                 COLLATERALIZED BY U.S.
                 GOVERNMENT OBLIGATIONS (continued)
----------------------------------------------------------------------------------------------------
$2,500,000       Repurchase agreement with First Chicago
                 Capital Markets, 5.50%, dated 10/31/96 and
                 maturing 11/1/96, collateralized by U.S.
                 Treasury Note, 5.25% due 12/31/97                    $2,500,382          $2,553,989

 2,500,000       Repurchase agreement with Goldman Sachs,
                 5.45%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Bond, 11.625%
                 due 11/15/04                                          2,500,378           2,551,055

 9,000,000       Repurchase agreement with Harris Nesbitt,
                 5.53%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Note, 6.00%
                 due 5/31/98                                           9,001,383           9,196,025

 2,500,000       Repurchase agreement with Lehman Brothers
                 Inc., 5.60%, dated 10/31/96 and maturing
                 11/1/96, collateralized by U.S. Treasury Note,
                 6.125% due 8/31/98                                    2,500,389           2,550,320

 2,500,000       Repurchase agreement with Merrill Lynch Inc.,
                 5.40%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Note, 6.125% due
                 5/31/97                                               2,500,375           2,552,799

 7,139,116       Repurchase agreement with Morgan Stanley Inc.,
                 5.53%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by U.S. Treasury Note, 6.00% due
                 11/30/97                                              7,140,213           7,283,443

 2,500,000       Repurchase agreement with Sanwa Securities
                 Inc., 5.53%, dated 10/31/96 and maturing
                 11/1/96, collateralized by U.S. Treasury Notes,
                 5.375% due 5/31/98, 7.125% due 10/15/98,
                 U.S. Treasury Bill due 11/14/96                       2,500,384           2,550,028

16 -----------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF INVESTMENTS
OCTOBER 31, 1996 (UNAUDITED)(CONTINUED)


Face Value                                                        Market Value(1)   Collateral Value
----------                                                        ----------------------------------

                 REPURCHASE AGREEMENTS
                 COLLATERALIZED BY U.S.
                 GOVERNMENT OBLIGATIONS (continued)
----------------------------------------------------------------------------------------------------
$2,500,000       Repurchase agreement with Smith Barney
                 Shearson Inc., 5.48%, dated 10/31/96 and
                 maturing 11/1/96, collateralized by U.S.
                 Treasury Note, 6.50% due 5/15/05                     $2,500,381          $2,652,902

 2,500,000       Repurchase agreement with State Street Bank
                 Corp., 5.53%, dated 10/31/96 and maturing
                 11/1/96, collateralized by U.S. Treasury Note,
                 5.875% due 4/30/98                                    2,500,384           2,627,712

 9,000,000       Repurchase agreement with UBS Securities Inc.,
                 5.53%, dated 10/31/96 and maturing 11/1/96,
                 collateralized by FNMA, 6.40% due 5/2/01,
                 6.48% due 7/10/98, 5.44% due 1/24/01, FHLMC,
                 6.81% due 6/4/99, 6.747% due 8/23/01                  9,001,383           9,182,046
                                                                 -----------------------------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $52,647,188)                                                   52,647,188          53,969,197
                                                                 -----------------------------------

TOTAL INVESTMENTS
 (Cost $73,552,714)                             100.40%               73,552,714

Liabilities in Excess of Other Assets            (0.40%)                (292,472)
                                          --------------------------------------

NET ASSETS                                      100.00%              $73,260,242
                                          --------------------------------------
                                          --------------------------------------


(1) See note 1 to financial statements.
*Floating or variable rate security - rate disclosed as of October 31, 1996.


----------------------------------------------------------------------------- 17

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME                                                          $1,377,985
-------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 3)                                               53,541
Administration services * (Note 3)                                             45,371
Legal                                                                          24,933
Audit                                                                             348
Amortization of organization costs                                              1,801
Insurance                                                                       1,038
Registration                                                                    4,559
Miscellaneous                                                                   1,261
-------------------------------------------------------------------------------------

Total Expenses                                                                132,852
-------------------------------------------------------------------------------------

Expenses waived by investment advisor                                         (53,541)
Expenses reimbursed by investment advisor                                      (3,935)
-------------------------------------------------------------------------------------

NET EXPENSES                                                                   75,376
-------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                       1,302,609
-------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain from investment transactions                                 24,925
-------------------------------------------------------------------------------------

Unrealized appreciation on investments:
  Beginning of period                                                          40,458
  End of period                                                                     0
-------------------------------------------------------------------------------------

Net change in unrealized appreciation                                         (40,458)
-------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                               (15,533)
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $1,287,076
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------


* Administration services include: fund accounting, daily pricing, custody, licensing and registration, shareholder servicing, transfer agency, custody, fund ratings, training and printing.

     See notes to financial statements.
18 -----------------------------------------------------------------------------

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 For the Six                     For the
                                                                Months Ended                   Year Ended
                                                        October 31, 1996 (Unaudited)         April 30, 1996
                                                        ----------------------------         --------------
OPERATIONS

Net investment income                                            $1,302,609                    $1,828,452
Net realized gain (loss) on investments                              24,925                         2,142
Net change in unrealized appreciation                               (40,458)                        4,513
-----------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations              1,287,076                     1,835,107

Dividends to shareholders from net investment income             (1,302,578)                   (1,828,452)
-----------------------------------------------------------------------------------------------------------

Change in net assets from operations                                (15,502)                        6,655
-----------------------------------------------------------------------------------------------------------


BENEFICIAL INTEREST TRANSACTIONS
Shares sold                                                     108,183,474                    23,564,658
Dividends reinvested                                                843,575                     1,457,918
-----------------------------------------------------------------------------------------------------------

                                                                109,027,049                    25,022,576
Shares redeemed                                                 (66,833,453)                  (35,840,169)
-----------------------------------------------------------------------------------------------------------


Change in net assets derived from beneficial interest
   transactions                                                  42,193,596                   (10,817,593)
-----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
ASSETS                                                           42,178,094                   (10,810,938)

NET ASSETS:
Beginning of period                                              31,082,148                    41,893,086
-----------------------------------------------------------------------------------------------------------


End of period                                                   $73,260,242                   $31,082,148
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

See notes to financial statements.

----------------------------------------------------------------------------- 19

U.S. GOVERNMENT MONEY MARKET FUND ----------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest
outstanding throughout the period indicated:                     For the Six                     For the
                                                                Months Ended                   Year Ended
                                                        October 31, 1996 (Unaudited)         April 30, 1996
                                                        ----------------------------         --------------
Net asset value - beginning of period                               $9.97                         $9.97
-----------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                0.11                          0.55
-----------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                (0.11)                        (0.55)
Stock split (Note 4)                                                (8.97)                            -
-----------------------------------------------------------------------------------------------------------

Net asset value - end of period                                     $1.00                         $9.97
-----------------------------------------------------------------------------------------------------------

Total return                                                         2.54%                         5.65%
-----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                   $73,260                       $31,082
-----------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                              0.29%(1)                      0.60%
-----------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets                 5.06%(1)                      5.38%
-----------------------------------------------------------------------------------------------------------

Ratio of expenses to average net assets without fee waivers          0.52%(1)                      0.85%
-----------------------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets without
fee waivers                                                          4.84%(1)                      5.12%
-----------------------------------------------------------------------------------------------------------

Portfolio turnover rate                                                n/a(2)                      0.00%
-----------------------------------------------------------------------------------------------------------

(1)  Annualized.

(2) A portfolio turnover rate is, in general, calculated for non-money market funds and therefore is no longer applicable for the U.S. Government Money Market Fund (see Note 4).

See notes to financial statements.

20 -----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     FGIC Public Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund ("Funds"), are represented by separate classes of shares of beneficial interest of the Trust, which is organized as a Delaware business trust.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATION: The U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund value their securities on the basis of amortized cost which approximates market value.

     REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal Income Tax provisions are required.

     ORGANIZATION COSTS: The Funds have deferred certain organization costs. Such costs are being amortized over a 60 month period from the commencement of operations. In the event that all, or part of FGIC's initial investment in shares of the Funds are withdrawn during the amortization period, the redemption proceeds will be reduced by the proportionate amount of the unamortized organization costs represented by the ratio that the number of shares redeemed bears to the number of initial shares outstanding at the time of each redemption.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for Federal Income Tax Purposes.


----------------------------------------------------------------------------- 21

NOTES TO FINANCIAL STATEMENTS (CONTINUED) --------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.   SHARES OF BENEFICIAL INTEREST

     On October 31, 1996, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                     U.S. Treasury Money Market Fund                  U.S. Government Money Market Fund
                             ---------------------------------------------     ----------------------------------------------
                               For the Six Months       For the Year Ended       For the Six Months      For the Period Ended
                             Ended October 31, 1996       April 30, 1996       Ended October 31, 1996       April 30, 1996
                             ----------------------     ------------------     ----------------------    --------------------
  Shares Sold                      632,161,534             1,141,004,290              106,259,577              2,361,064
-----------------------------------------------------------------------------------------------------------------------------
  Shares Reinvested                  7,429,498                 9,807,519                  579,686                146,094
-----------------------------------------------------------------------------------------------------------------------------
  Stock Split (Note 4)                       -                         -               27,832,061                      -
-----------------------------------------------------------------------------------------------------------------------------
    Total                          639,591,032             1,150,811,809              134,671,324              2,507,158
-----------------------------------------------------------------------------------------------------------------------------
  Shares Redeemed                  690,814,383               943,512,019               64,517,712              3,591,204
-----------------------------------------------------------------------------------------------------------------------------
  Net Increase
  (Decrease)                       (51,223,351)              207,299,790               70,153,612             (1,084,046)
-----------------------------------------------------------------------------------------------------------------------------

3. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into Investment Advisory Agreements with FGICAdvisors, Inc. (FGIC). Pursuant to these advisory agreements with the Trust, the Investment Advisor is entitled to an advisory fee, computed daily and payable monthly. FGICreceives an annual fee of .35 percent and .15 percent of the average net assets of the U.S. Treasury Money Market Fund and U.S. Government Money Market Fund, respectively. In addition, for the six months ended October 31, 1996 , FGIC waived all of its advisory fee and voluntarily assumed some of the expenses of the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund. ALPSMutual Funds Services, Inc. (ALPS) serves as the Funds' administrator. ALPS is entitled to receive a fee from the Funds for its administrative services, computed daily and payable monthly, at the annual rate of .18 percent of average daily net assets up to $500 million, .15 percent on the next $500 million and .12 percent on assets in excess of $1 billion subject to a minimum monthly fee of $62,500 for the U.S. Treasury Money Market Fund and $7,500 for the U.S. Government Money Market Fund.


----------------------------------------------------------------------------- 22

NOTES TO FINANCIAL STATEMENT (CONTINUED) ---------------------------------------

3. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

     Four shareholders of the U.S. Treasury Money Market Fund owned 8.1 percent,
7.2 percent, 6.0 percent and 5.2 percent of that Fund's outstanding shares at October 31, 1996. Six shareholders of the U.S. Government Money Market Fund owned 24.0 percent, 21.9 percent, 14.2 percent, 11.2 percent, 6.8 percent and
5.3 percent of that Fund's outstanding shares at October 31, 1996.

4.   STOCK SPLIT

     At a Special Meeting of the U.S. Government Money Market Fund (the "Fund") (formerly the Short-Term U.S. Government Income Fund) held on June 27, 1996, the shareholders of the Fund approved an amendment to a fundamental investment restriction of the Fund to allow for the purchase of United States Government agency and instrumentality obligations as well as repurchase agreements collateralized to 102% by direct obligations of United States Government agencies and instrumentalities. The shareholders also approved that the Fund change from a non-money market fund to a money market fund and that the Fund change its name to the U.S. Government Money Market Fund to reflect these changes. After the close of business on July 9, 1996 the changes approved by the shareholders of the Fund were implemented. As a money market fund, the Fund seeks to maintain a net asset value of $1.00 for purposes of purchases and redemptions. In order to bring the net asset value of the Fund to $1.00, the Fund executed a stock split of 8.97 to 1 after the close of business on July 9, 1996.



----------------------------------------------------------------------------- 23